Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Balance Sheet/Cash Flow Narrative (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of depreciation, depletion and amortisation [Line Items]
Inventories	$ 26,449			$ 26,449		$ 26,019
Property, plant and equipment	189,656			189,656		194,835
Total debt	75,468	$ 79,931	$ 84,366	75,468	$ 84,366
Decommissioning and other provisions	3,622			3,622		4,041
(Gain)/loss reclassified to profit or loss	1,104	(12)	(4)	1,092	$ (2)
Decrease (increase) in emissions instruments	(620)	188	764
Adjustments For Reversal (Increase) In Recyled Currency Translation Losses (Gains)	1,104	$ 0	$ 0
Assets and liabilities classified as held for sale
Disclosure of depreciation, depletion and amortisation [Line Items]
Inventories	1,310			1,310		463
Property, plant and equipment	215			215		250
Total debt	377			377		84
Decommissioning and other provisions	$ 329			$ 329		$ 75